Expenses from Continuing Operations - Schedule of Listing Expenses (Parentheticals) (Details)	12 Months Ended
Jun. 30, 2025 shares
GEM [Member]
Schedule of Listing Expenses [Line Items]
Issue of shares to settle financing costs	122,549